Financial instruments (Tables)	12 Months Ended
Dec. 31, 2023
Financial Instruments [Abstract]
Schedule of Investments

Increase (decrease) in fair value due to MTM and foreign exchange	December 31, 2023	December 31, 2022
Short-term investment - Green Hydrogen	$—	$15
Long-term investment - Forsee Power	(3,501)	(14,865)
Long-term investment - Wisdom Motor	(4,900)	—
Long-term investment - Quantron AG	(4,237)	150
Long-term investment - HyCap Fund	214	(1,597)
Long-term investment - Clean H2 Fund	(473)	(580)
Decrease in fair value of investments	$(12,897)	$(16,877)

Schedule of Nature and Extent of Risks Arising from Financial Instruments
The following exchange rates applied during the year ended December 31, 2023:

	$US to $1.00 CDN	$CDN to $1.00 US
January 1, 2023 Opening rate	$0.784	$1.354
December 31, 2023 Closing rate	$0.755	$1.325
Fiscal 2023 Average rate	$0.741	$1.350